INTANGIBLE ASSETS, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Internal-use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite lived intangible assets	$ 1,401	$ 33